REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Gas Transmission	$379	$343	$721	$663
Distribution	96	86	192	177
Connections	53	45	97	85
Other	10	5	25	15
Total	$538	$479	$1,035	$940
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Brazil	$379	$343	$721	$663
United Kingdom	159	136	314	277
Total	$538	$479	$1,035	$940